Investment in Equity Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Equity Securities [Abstract]
Schedule of Investment in Equity Securities

As of December 31, 2025 and 2024, investment in equity securities consisted of the following balances:

	As of December 31,
	2025	2024
Investment in equity securities, current
DV8 Public Company Limited(1)	$17,619,921	$—

Investment in equity securities, non-current
ASP LLC portfolio(2)	$3,477,900	$—

(1)	On July 3, 2025, the Group, through AsiaStrategy SG, announced its intention to make a tender offer with certain other offerors to acquire all the securities of DV8 Public Company Limited (“DV8”) (SET: DV8), a public company listed on The Stock Exchange of Thailand. The offer price for the ordinary shares was THB 0.56 (fifty-six satang) per share and the offer price for the warrants was THB 0.01 (one satang) per unit. The tender offer period ended on August 20, 2025 and the tender offer was completed on August 22, 2025, whereupon AsiaStrategy SG was allocated 114,638,700 DV8 shares, representing approximately 7.07% of DV8’s total issued and paid-up share capital, for a total consideration of approximately THB 64.2 million (approximately $1,965,744). The investment in DV8 is measured at fair value because its fair value is readily determinable based on quoted market prices on the exchange. Gains and losses resulting from changes in fair value are recognized in the consolidated statements of operations and comprehensive income (loss). The investment was classified as current assets because the securities are available to be sold to meet liquidity needs when necessary.

(2)	On August 27, 2025, the Company contributed $3,988,438 to a portfolio investment managed by Asia Strategy Partners LLC (“ASP LLC”), a Delaware limited liability company operating as a private equity fund. This contribution represented approximately 9.93% of the total portfolio of ASP LLC. ASP LLC is solely managed by SORA Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025. The investment in ASP LLC is not redeemable due to its closed end structure, and transfers of interests are subject to restrictions requiring the prior written consent of the manager, which may be withheld at the manager’s sole discretion. As of December 31, 2025, the Group had no remaining unfunded commitments to ASP LLC.

Schedule of Roll-Forward of Investment in Equity Securities

The following table is a roll-forward of the investment in equity securities for the years ended December 31, 2025, 2024 and 2023.

	For the Years Ended December 31,
	2025	2024	2023
Balance at January 1	$—	$—	$—
Investment in equity securities	5,954,182	—	—
Unrealized gains on investment in equity securities, net	15,143,639	—	—
Balance at December 31	21,097,821	—	—